Premises and Equipment - Narrative (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Depreciation and amortization	$ 684	$ 777	$ 1,354	$ 1,522	$ 3,053	$ 3,205	$ 2,937
Gain on sold premises					$ 4,500	$ 1,100